General Information - Narrative (Details)	Apr. 05, 2022 $ / shares shares
Earnings per share [line items]
Number of shares issued (in shares)	13,618,735
Minimum bid price (in usd per share) | $ / shares	$ 1.00
Sponsor Earn-in Shares
Earnings per share [line items]
Number of shares issued (in shares)	6,393,750